OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENTS
Interest and valuation	$ 31,487,526	$ 32,854,316	$ 34,219,601
Long-lived assets	16,480,275	24,117,681	22,262,940
Operating Segments
OPERATING SEGMENTS
Interest and valuation	31,487,526	32,854,316	34,219,601
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	34,756,776	33,574,247	34,939,974
Long-lived assets	15,619,695	15,664,312	15,262,597
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	26,688,212	28,127,681	29,812,448
Long-lived assets	14,087,381	13,614,718	13,466,457
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	3,798,982	1,466,508	1,407,984
Long-lived assets	657,701	995,045	877,407
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	2,096,904	1,852,097	1,774,165
Long-lived assets	513,106	607,601	547,357
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	2,013,523	1,939,808	1,795,597
Long-lived assets	350,517	436,804	361,840
Operating Segments | Reportable Operating Segments | Bermuda
OPERATING SEGMENTS
Interest and valuation	449	177	184
Long-lived assets	6,759	4,416	3,434
Operating Segments | Reportable Operating Segments | United States of America
OPERATING SEGMENTS
Interest and valuation	77	63	55
Long-lived assets	2,678	4,176	4,805
Operating Segments | Reportable Operating Segments | Puerto Rico
OPERATING SEGMENTS
Interest and valuation	158,629	187,913	149,541
Long-lived assets	1,553	1,552	1,297
Eliminations and adjustments
OPERATING SEGMENTS
Interest and valuation	(3,269,250)	(719,931)	(720,373)
Long-lived assets	$ 860,580	$ 8,453,369	$ 7,000,343